Recently Issued Accounting Standards New Accounting Pronouncements (Policies)	3 Months Ended
Mar. 29, 2015
Accounting Policies [Abstract]
Recently Issued Accounting Standards
Recently Issued Accounting Standards

In April 2015, the Financial Accounting Standards Board ("FASB") released Proposed Accounting Standards Update ("ASU")2015-240, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. This proposal states that public companies will begin applying the new revenue recognition standard for fiscal years that start after December 15, 2017. Public companies will also apply the standard to the quarterly reports and other interim-period reports issued for that year. The FASB is proposing to give the entities the option of applying the standard with the original effective date of fiscal years that start after December 15, 2016. In May 2014, the FASB published ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The standard was set to become effective in 2017. But since ASU 2014-09 was issued, the FASB has received numerous requests to give companies more time to upgrade their financial reporting systems and prepare for the accounting changes. Heinz is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In April 2015, the FASB released ASU 2015-05, providing guidance on accounting for cloud computing fees. This is an update to Subtopic 350-40, Intangibles - Goodwill and Other - Internal-Use Software. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. Heinz is required to adopt this standard during the first quarter of 2016; however, early adoption is permitted. An entity can elect to adopt the amendments either (1) prospectively to all arrangements entered into or materially modified after the effective date or (2) retrospectively. Heinz is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

The FASB issued simplified guidance on valuing retirement plan assets in April 2015 through ASU 2015-04 Compensation - Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets. A reporting entity with a fiscal year-end that does not coincide with a month-end may incur more costs than other entities when measuring the fair value of plan assets of a defined benefit pension or other postretirement benefit plan. This is because information about the fair value of plan assets obtained from a third-party service provider typically is reported as of the month-end. That information then is adjusted to reflect the fair value of plan assets as of the fiscal year-end. For an entity with a fiscal year-end that does not coincide with a month-end, the amendments in this update provide a practical expedient that permits the entity to measure defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end and apply that practical expedient consistently from year to year. The practical expedient should be applied consistently to all plans if an entity has more than one plan. An entity is required to disclose the accounting policy election and the date used to measure defined benefit plan assets and obligations in accordance with the amendments in this update. Heinz is permitted to adopt this amended guidance prospectively in the first quarter of 2016. Early adoption of this standard is allowed. Heinz does not expect this update to have a material impact on the consolidated financial statements.

During April 2015, the FASB released ASU 2015-03 Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. To simplify presentation of debt issuance costs, the amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. The amendments in this update are effective for financial statements issued by Heinz for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments in this update is permitted for financial statements that have not been previously issued. An entity should apply the new guidance on a retrospective basis. Heinz is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02 Consolidation (Topic 810): Amendments to the Consolidation Analysis. The amended guidance modifies the analysis that companies must perform in order to determine whether a legal entity should be consolidated. The amended guidance simplifies current consolidation rules by (a) reducing the number of consolidation models, (b) eliminating the risk that a reporting entity may have to consolidate a legal entity solely based on a fee arrangement with another legal entity, (c) placing more weight on the risk of loss in order to identify the party that has a controlling financial interest, (d) reducing the number of instances that related party guidance needs to be applied when determining the party that has a controlling financial interest, and (e) changing rules for companies in certain industries that ordinarily employ limited partnership or VIE structures. Heinz is required to adopt this amended guidance for interim and annual periods beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. A reporting entity may apply the amendments in this update using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. Heinz is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.